UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  November 30, 2014

Item 1. Report to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Investment Company Act"), is as follows:

Semi-Annual Report
OAK RIDGE DIVIDEND GROWTH FUND
OAK RIDGE GROWTH OPPORTUNITY FUND

November 30, 2014

  Oak Ridge Investments  |  www.oakridgefunds.com

Oak Ridge Dividend Growth Fund
Oak Ridge Growth Opportunity Fund
Each a series of Investment Managers Series Trust
Table of Contents
Oak Ridge Dividend Growth Fund
Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Oak Ridge Growth Opportunity Fund
Schedule of Investments	9
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	17
Supplemental Information	24
Expense Examples	27

This report and the financial statements contained herein are provided for the general information of the shareholders of the Oak Ridge Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.oakridgefunds.com

Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.9%
	COMMUNICATIONS – 3.4%
233	Verizon Communications, Inc.	$11,788

	CONSUMER DISCRETIONARY – 9.1%
125	Home Depot, Inc.	12,425
101	McDonald's Corp.	9,778
128	VF Corp.	9,622
		31,825
	CONSUMER STAPLES – 13.3%
162	CVS Caremark Corp.	14,800
66	Kraft Foods Group, Inc.	3,971
198	Mondelez International, Inc. - Class A	7,762
86	PepsiCo, Inc.	8,609
124	Procter & Gamble Co.	11,213
		46,355
	ENERGY – 9.7%
95	Chevron Corp.	10,343
124	Exxon Mobil Corp.	11,227
300	Kinder Morgan, Inc.	12,405
		33,975
	FINANCIALS – 12.2%
46	BlackRock, Inc.	16,517
134	CME Group, Inc.	11,342
249	JPMorgan Chase & Co.	14,980
		42,839
	HEALTH CARE – 11.7%
171	Cardinal Health, Inc.	14,054
141	Johnson & Johnson	15,263
312	Roche Holding A.G. - ADR[1]	11,687
		41,004
	INDUSTRIALS – 14.9%
118	Boeing Co.	15,854
143	Emerson Electric Co.	9,116
162	Illinois Tool Works, Inc.	15,379
107	United Technologies Corp.	11,779
		52,128
	MATERIALS – 2.4%
66	Praxair, Inc.	8,473

	TECHNOLOGY – 20.2%
189	Apple, Inc.	22,478

Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
134	Automatic Data Processing, Inc.	$11,476
406	Intel Corp.	15,123
217	Microsoft Corp.	10,375
156	QUALCOMM, Inc.	11,372
		70,824
	TOTAL COMMON STOCKS (Cost $270,774)	339,211

	SHORT-TERM INVESTMENTS – 11.3%
39,450	Fidelity Institutional Government Portfolio, 0.01%[2]	39,450

	TOTAL SHORT-TERM INVESTMENTS (Cost $39,450)	39,450

	TOTAL INVESTMENTS – 108.2%(Cost $310,224)	378,661
	Liabilities in Excess of other assets – (8.2)%	(28,823)

	TOTAL NET ASSETS – 100.0%	$349,838

ADR – American Depository Receipt

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund
SUMMARY OF INVESTMENTS
As of November 30, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	20.2%
Industrials	14.9%
Consumer Staples	13.3%
Financials	12.2%
Health Care	11.7%
Energy	9.7%
Consumer Discretionary	9.1%
Communications	3.4%
Materials	2.4%
Total Common Stocks	96.9%
Short-Term Investments	11.3%
Total Investments	108.2%
Liabilities in Excess of other assets	(8.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $310,224)	$378,661
Receivables:
Dividends and interest	813
Due from Advisor	526
Prepaid expenses	529
Total assets	380,529

Liabilities:
Payables:
Shareholder servicing fees (Note 7)	432
Distribution fees - Class A (Note 6)	6
Auditing fees	9,576
Fund accounting fees	5,124
Administration fees	4,936
Transfer agent fees and expenses	4,702
Trustees' fees and expenses	1,953
Custody fees	747
Chief Compliance Officer fees	729
Accrued other expenses	2,486
Total liabilities	30,691

Net Assets	$349,838

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$280,208
Accumulated net investment income	892
Accumulated net realized gain on investments	301
Net unrealized appreciation on investments	68,437
Net Assets	$349,838

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$29,190
Shares of beneficial interest issued and outstanding	2,332
Redemption price*	$12.52
Maximum sales charge (5.75% of offering price)**	0.76
Maximum offering price to public	$13.28

Class I Shares:
Net assets applicable to shares outstanding	$320,648
Shares of beneficial interest issued and outstanding	25,451
Redemption price	$12.60

*	No sales charge applies on investments of $500,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2014 (Unaudited)

Investment Income:
Dividends	$3,919
Interest	2
Total investment income	3,921

Expenses:
Administration fees	21,763
Transfer agent fees and expenses	18,325
Fund accounting fees	16,903
Legal fees	8,817
Auditing fees	8,775
Custody fees	3,457
Chief Compliance Officer fees	3,259
Trustees' fees and expenses	2,507
Miscellaneous	1,955
Offering costs	1,610
Advisory fees	1,238
Shareholder reporting fees	1,004
Registration fees	602
Insurance fees	501
Shareholder servicing fees (Note 7)	165
Distribution fees - Class A (Note 6)	35

Total expenses	90,916
Advisory fees waived	(1,238)
Other expenses absorbed	(87,994)
Net expenses	1,684
Net investment income	2,237

Realized and Unrealized Gain on Investments:
Net realized gain on investments	14
Net change in unrealized appreciation/depreciation on investments	25,894
Net realized and unrealized gain on investments	25,908

Net Increase in Net Assets from Operations	$28,145

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the Period
	November 30, 2014	June 28, 2013* through
	(Unaudited)	May 31, 2014

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,237	$3,841
Net realized gain on investments	14	287
Net change in unrealized appreciation/depreciation on investments	25,894	42,543
Net increase in net assets resulting from operations	28,145	46,671

Distributions to Shareholders:
From net investment income:
Class A	(141)	(183)
Class I	(1,910)	(3,145)
Total distributions to shareholders	(2,051)	(3,328)

Capital Transactions:
Net proceeds from shares sold:
Class A	50	25,010
Class I	-	250,010
Reinvestment of distributions:
Class A	141	184
Class I	1,910	3,145
Cost of shares redeemed:
Class A	(49)	-
Net increase in net assets from capital transactions	2,052	278,349

Total increase in net assets	28,146	321,692

Net Assets:
Beginning of period	321,692	-
End of period	$349,838	$321,692

Accumulated net investment income	$892	$706

Capital Share Transactions:
Shares sold:
Class A	4	2,303
Class I	-	25,001
Shares reinvested:
Class A	12	17
Class I	162	288
Shares redeemed:
Class A	(4)	-
Net increase in capital share transactions	174	27,609

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.
	For the
	Six Months Ended		For the Period
	November 30, 2014		June 28, 2013* through
	(Unaudited)		May 31, 2014
Net asset value, beginning of period	$11.59		$10.00
Income from Investment Operations:
Net investment income[1]	0.07		0.12
Net realized and unrealized gain on investments	0.92		1.55
Total from investment operations	0.99		1.67

Less Distributions:
From net investment income	(0.06)		(0.08)

Net asset value, end of period	$12.52		$11.59

Total return[2]	8.58%	[3]	16.73%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$29		$27

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	55.30%	[4]	69.20%	[4]
After fees waived and expenses absorbed	1.25%	[4]	1.25%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(52.92)%	[4]	(66.75)%	[4]
After fees waived and expenses absorbed	1.13%	[4]	1.20%	[4]

Portfolio turnover rate	3%	[3]	7%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.
	For the
	Six Months Ended		For the Period
	November 30, 2014		June 28, 2013* through
	(Unaudited)		May 31, 2014
Net asset value, beginning of period	$11.66		$10.00
Income from Investment Operations:
Net investment income[1]	0.08		0.15
Net realized and unrealized gain on investments	0.94		1.64
Total from investment operations	1.02		1.79

Less Distributions:
From net investment income	(0.08)		(0.13)

Net asset value, end of period	$12.60		$11.66

Total return[2]	8.75%	[3]	17.94%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$321		$295

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	55.05%	[4]	68.95%	[4]
After fees waived and expenses absorbed	1.00%	[4]	1.00%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(52.67)%	[4]	(66.50)%	[4]
After fees waived and expenses absorbed	1.38%	[4]	1.45%	[4]

Portfolio turnover rate	3%	[3]	7%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Growth Opportunity Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.0%
	CONSUMER DISCRETIONARY – 20.4%
78	Dunkin' Brands Group, Inc.	$3,771
94	LKQ Corp.*	2,731
59	Marriott International, Inc. - Class A	4,649
41	Michael Kors Holdings Ltd.*1	3,145
24	O'Reilly Automotive, Inc.*	4,386
105	Penske Automotive Group, Inc.	4,972
131	Sally Beauty Holdings, Inc.*	4,146
39	Ulta Salon Cosmetics & Fragrance, Inc.*	4,933
		32,733
	CONSUMER STAPLES – 7.1%
54	Church & Dwight Co., Inc.	4,142
32	Hain Celestial Group, Inc.*	3,623
47	United Natural Foods, Inc.*	3,534
		11,299
	ENERGY – 5.3%
38	Concho Resources, Inc.*	3,619
93	Gulfport Energy Corp.*	4,439
41	Sanchez Energy Corp.*	463
		8,521
	FINANCIALS – 10.6%
25	Affiliated Managers Group, Inc.*	5,090
12	Alliance Data Systems Corp.*	3,430
83	PRA Group, Inc.*	4,857
31	WEX, Inc.*	3,506
		16,883
	HEALTH CARE – 18.4%
52	Acadia Healthcare Co., Inc.*	3,224
122	Akorn, Inc.*	4,889
58	Globus Medical, Inc. - Class A*	1,336
135	Keryx Biopharmaceuticals, Inc.*	2,146
54	Mallinckrodt PLC*1	4,980
14	Perrigo Co. PLC[1]	2,243
12	Pharmacyclics, Inc.*	1,673
81	Premier, Inc. - Class A*	2,756
28	Sirona Dental Systems, Inc.*	2,419
32	Teleflex, Inc.	3,813
		29,479
	INDUSTRIALS – 21.4%
68	A.O. Smith Corp.	3,667
60	AMETEK, Inc.	3,058
39	Flowserve Corp.	2,296

Oak Ridge Growth Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
59	Fortune Brands Home & Security, Inc.	$2,650
70	MasTec, Inc.*	1,687
41	Middleby Corp.*	3,921
82	Quanta Services, Inc.*	2,501
81	Robert Half International, Inc.	4,600
20	Roper Industries, Inc.	3,156
32	Snap-on, Inc.	4,331
24	Watsco, Inc.	2,436
		34,303
	TECHNOLOGY – 13.8%
76	Amphenol Corp. - Class A	4,076
47	Citrix Systems, Inc.*	3,116
87	FireEye, Inc.*	2,635
59	Fortinet, Inc.*	1,626
55	Gartner, Inc.*	4,701
71	MAXIMUS, Inc.	3,720
63	VeriFone Systems, Inc.*	2,247
		22,121
	TOTAL COMMON STOCKS (Cost $133,090)	155,339

	SHORT-TERM INVESTMENTS – 24.4%
39,135	Fidelity Institutional Government Portfolio, 0.01%[2]	39,135

	TOTAL SHORT-TERM INVESTMENTS (Cost $39,135)	39,135

	TOTAL INVESTMENTS – 121.4% (Cost $172,225)	194,474
	Liabilities in Excess of other assets – (21.4)%	(34,238)

	TOTAL NET ASSETS – 100.0%	$160,236

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Oak Ridge Growth Opportunity Fund
SUMMARY OF INVESTMENTS
As of November 30, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	21.4%
Consumer Discretionary	20.4%
Health Care	18.4%
Technology	13.8%
Financials	10.6%
Consumer Staples	7.1%
Energy	5.3%
Total Common Stocks	97.0%
Short-Term Investments	24.4%
Total Investments	121.4%
Liabilities in Excess of other assets	(21.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Oak Ridge Growth Opportunity Fund
STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $172,225)	$194,474
Receivables:
Dividends and interest	120
Due from Advisor	609
Prepaid expenses	28
Total assets	195,231

Liabilities:
Payables:
Shareholder servicing fees (Note 7)	192
Distribution fees - Class A (Note 6)	7
Auditing fees	9,576
Transfer agent fees and expenses	6,623
Administration fees	5,726
Fund accounting fees	5,639
Chief Compliance Officer fees	2,029
Trustees' fees and expenses	1,554
Custody fees	1,225
Accrued other expenses	2,424
Total liabilities	34,995

Net Assets	$160,236

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$131,866
Accumulated net investment loss	(351)
Accumulated net realized gain on investments	6,472
Net unrealized appreciation on investments	22,249
Net Assets	$160,236

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$34,022
Shares of beneficial interest issued and outstanding	2,692
Redemption price*	$12.64
Maximum sales charge (5.75% of offering price)**	0.77
Maximum offering price to public	$13.41

Class I Shares:
Net assets applicable to shares outstanding	$126,214
Shares of beneficial interest issued and outstanding	10,001
Redemption price	$12.62

*	No sales charge applies on investments of $500,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Oak Ridge Growth Opportunity Fund
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2014 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $7)	$925
Interest	2
Total investment income	927

Expenses:
Administration fees	22,789
Transfer agent fees and expenses	18,388
Fund accounting fees	17,699
Auditing fees	8,775
Legal fees	6,517
Custody fees	3,519
Chief Compliance Officer fees	3,259
Trustees' fees and expenses	2,507
Miscellaneous	1,855
Offering costs	1,610
Shareholder reporting fees	1,254
Registration fees	602
Advisory fees	574
Insurance fees	501
Shareholder servicing fees (Note 7)	76
Distribution fees - Class A (Note 6)	41

Total expenses	89,966
Advisory fees waived	(574)
Other expenses absorbed	(88,471)
Net expenses	921
Net investment income	6

Realized and Unrealized Gain on Investments:
Net realized gain on investments	5,642
Net change in unrealized appreciation/depreciation on investments	5,981
Net realized and unrealized gain on investments	11,623

Net Increase in Net Assets from Operations	$11,629

See accompanying Notes to Financial Statements.

Oak Ridge Growth Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the Period
	November 30, 2014	June 28, 2013* through
	(Unaudited)	May 31, 2014

Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$6	$(679)
Net realized gain on investments	5,642	1,058
Net change in unrealized appreciation/depreciation on investments	5,981	16,268
Net increase in net assets resulting from operations	11,629	16,647

Capital Transactions:
Net proceeds from shares sold:
Class A	-	53,980
Class I	-	100,010
Cost of shares redeemed:
Class A	(30)	(22,000)
Net increase in net assets from capital transactions	(30)	131,990

Total increase in net assets	11,599	148,637

Net Assets:
Beginning of period	148,637	-
End of period	$160,236	$148,637

Accumulated net investment loss	$(351)	$(357)

Capital Share Transactions:
Shares sold:
Class A	-	4,521
Class I	-	10,001
Shares redeemed:
Class A	(3)	(1,826)
Net increase in capital share transactions	(3)	12,696

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Oak Ridge Growth Opportunity Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.
	For the
	Six Months Ended		For the Period
	November 30, 2014		June 28, 2013* through
	(Unaudited)		May 31, 2014
Net asset value, beginning of period	$11.73		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.01)		(0.09)
Net realized and unrealized gain on investments	0.92		1.82
Total from investment operations	0.91		1.73

Net asset value, end of period	$12.64		$11.73

Total return[2]	7.76%	[3]	17.30%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$34		$32

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	117.77%	[4]	158.82%	[4]
After fees waived and expenses absorbed	1.40%	[4]	1.40%	[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(116.56)%	[4]	(158.24)%	[4]
After fees waived and expenses absorbed	(0.19)%	[4]	(0.82)%	[4]

Portfolio turnover rate	24%	[3]	26%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
See accompanying Notes to Financial Statements.

Oak Ridge Growth Opportunity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.
	For the
	Six Months Ended		For the Period
	November 30, 2014		June 28, 2013* through
	(Unaudited)		May 31, 2014
Net asset value, beginning of period	$11.70		$10.00
Income from Investment Operations:
Net investment income (loss)[1]	-	[2]	(0.06)
Net realized and unrealized gain on investments	0.92		1.76
Total from investment operations	0.92		1.70

Net asset value, end of period	$12.62		$11.70

Total return[3]	7.86%	[4]	17.00%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$126		$117

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	117.52%	[5]	158.57%	[5]
After fees waived and expenses absorbed	1.15%	[5]	1.15%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(116.31)%	[5]	(157.99)%	[5]
After fees waived and expenses absorbed	0.06%	[5]	(0.57)%	[5]

Portfolio turnover rate	24%	[4]	26%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2014 (Unaudited)

Note 1 – Organization
Oak Ridge Dividend Growth Fund (“Dividend Growth” or “Dividend Growth Fund”) and Oak Ridge Growth Opportunity Fund (“Growth Opportunity” or “Growth Opportunity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Dividend Growth Fund’s primary investment objective is to provide current income and to seek long-term capital appreciation. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The Growth Opportunity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2014 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Funds incurred offering costs of approximately $27,070 each, which were amortized over a one-year period from June 28, 2013 (commencement of operations).

(c) Federal Income Taxes
Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended November 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Dividend Growth Fund will make distributions of net investment income quarterly.  The Growth Opportunity Fund will make distributions of net investment income, if any, at least annually, typically in December.  Each Fund makes distributions of its net capital gains, if any, at least annually.  The Funds may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2014 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Oak Ridge Investments, LLC (the “Advisor”).  Under the terms of the Agreement, the Dividend Growth and Growth Opportunity Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 0.75% of the Funds’ average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of average daily net assets of the Dividend Growth Fund’s Class A and Class I shares, respectively. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.40% and 1.15% of average daily net assets of the Growth Opportunity Fund’s Class A and Class I shares, respectively.  These agreements are effective until September 30, 2024, and may be terminated by the Trust’s Board of Trustees.

For the six months ended November 30, 2014, the Advisor waived its advisory fees and absorbed other expenses totaling $89,232 and $89,045 for the Dividend Growth and Growth Opportunity Funds, respectively. The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Funds for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At November 30, 2014, the amount of these potentially recoverable expenses was $271,183 and $271,051 for the Dividend Growth and Growth Opportunity Funds, respectively.  The Advisor may recapture all or a portion of these amounts no later than May 31, of the years stated below:

	Dividend Growth	Growth Opportunity
2017	$181,951	$182,006
2018	89,232	89,045

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended November 30, 2014, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  Prior to October 2014, Cipperman & Co. provided Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the six months ended November 30, 2014, are reported on the Statement of Operations.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2014 (Unaudited)

Note 4 – Federal Income Taxes
At November 30, 2014, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Dividend Growth	Growth Opportunity
Cost of investments	$310,224	$172,225

Gross unrealized appreciation	$69,707	$27,607
Gross unrealized depreciation	(1,270)	(5,358)
Net unrealized appreciation on investments	$68,437	$22,249

As of May 31, 2014, the components of accumulated earnings on a tax basis for the Funds were as follows:

	Dividend Growth	Growth Opportunity
Undistributed ordinary income	$993	$830
Undistributed long-term capital gains	-	-
Tax accumulated earnings	993	830

Accumulated capital and other losses	-	(357)
Unrealized appreciation on investments	42,543	16,268
Total accumulated earnings	$43,536	$16,741

The tax character of the distributions paid during the fiscal year ended May 31, 2014, were as follows:

	Dividend Growth	Growth Opportunity
	2014	2014
Distributions paid from:
Ordinary Income	$3,328	$-
Net long-term capital gains	-	-
Total distributions paid	$3,328	$-

As of May 31, 2014, the Growth Opportunity Fund had $357 of qualified late-year ordinary losses which are deferred until fiscal year 2015 for tax purposes.  Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Funds’ next taxable year.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2014 (Unaudited)

Note 5 – Investment Transactions
For the six months ended November 30, 2014, for the Dividend Growth and Growth Opportunity Funds, purchases and sales of investments were as follows:

	Purchases	Sales
Dividend Growth	$15,021	$9,768
Growth Opportunity	36,197	38,471

Note 6 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of its Class A shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the six months ended November 30, 2014 for the Dividend Growth and Growth Opportunity Funds, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended November 30, 2014 for the Dividend Growth and Growth Opportunity Funds, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2014 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2014, in valuing the Funds’ assets carried at fair value:

Dividend Growth	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$339,211	$-	$-	$339,211
Short-Term Investments	39,450	-	-	39,450
Total	$378,661	$-	$-	$378,661

Growth Opportunity	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$155,339	$-	$-	$155,339
Short-Term Investments	39,135	-	-	39,135
Total	$194,474	$-	$-	$194,474

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 11 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.  The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2014 (Unaudited)

Note 12 – Events Subsequent to the Period End
On January 20, 2015, shareholders of the Dividend Growth Fund and the Growth Opportunity Fund approved the reappointment of Oak Ridge Investments, LLC as investment advisor to the Funds. The percentage of shares outstanding and entitled to vote that were present in person at the meeting were 100% and 74% of the Dividend Growth Fund and the Growth Opportunity Fund, respectively.  The numbers of shares voted were as follows:

	For	Against	Abstain	Total
Dividend Growth Fund	27,782	-	-	27,782
Growth Opportunity Fund	9,372	-	-	9,372

Oak Ridge Dividend Growth Fund and Oak Ridge Growth Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At in-person meetings held on August 21, 2014, and September 23-24, 2014, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Oak Ridge Investments, LLC (the “Investment Advisor”) with respect to the Oak Ridge Dividend Growth Fund (the “Dividend Growth Fund”) and Oak Ridge Growth Opportunity Fund (the “Growth Opportunity Fund”) series of the Trust for an additional one-year term.  At the September meeting, the Board, including the Independent Trustees, also approved a new Investment Advisory Agreement (the “New Agreement”) between the Trust and the Investment Advisor with respect to the Dividend Growth Fund and the Growth Opportunity Fund in connection with the change of control of the Investment Advisor resulting from the Investment Advisor’s purchase from Pioneer Investment Management USA, Inc. of its 49% interest in the Investment Advisor (the “Acquisition”).  The New Agreement was effective with respect to each Fund for a period of 150 days after the closing of the Acquisition unless the New Agreement was approved by the Fund’s shareholders before the end of that period, in which case the New Agreement would be effective for that Fund for an initial term of two years.1  In approving renewal of the Advisory Agreement and approving the New Agreement, the Board, including the Independent Trustees, determined that each such approval is in the best interests of each Fund and its shareholders.

Background
In advance of the meetings, the Board received information about each Fund, the Advisory Agreement and the New Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Funds; reports comparing performance of each Fund with returns of its benchmark index and a group of comparable funds selected by Morningstar, Inc. (each a “Performance Peer Group”) from its relevant fund universe (each a “Performance Universe”) for the one-year period ended June 30, 2014; reports comparing the investment advisory fees and total expenses of each Fund to those of a group of comparable funds selected by Morningstar, Inc. (each an “Expense Peer Group”) from its relevant fund universe (each an “Expense Universe”); and information about the Investment Advisor’s policies and procedures, including its compliance manual and brokerage and trading procedures.  The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings.  No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement or the New Advisory Agreement.

In approving renewal of the Advisory Agreement and approving the New Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

[1]
The Acquisition closed and the New Agreement became effective on October 17, 2014.  The shareholders of both Funds subsequently approved the Advisory Agreement on January 20, 2015, before the end of the 150-day period.

Oak Ridge Dividend Growth Fund and Oak Ridge Growth Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of each Fund.  The Board noted that the materials they reviewed indicated the following:

•	The total return of the Dividend Growth Fund for the one-year period was below the return of the S&P 500 Index by 468 basis points, the Giant Core Performance Universe median return by 334 basis points, and the Fund’s Performance Peer Group median return by 199 basis points.
•	The total return of the Growth Opportunity Fund for the one-year period was below the return of the Russell Midcap Growth Index by 445 basis points, the Mid High Growth Performance Universe median return by 230 basis points, and the Fund’s Performance Peer Group median return by 169 basis points.

In considering the Funds’ performance the Board noted that the Funds had been operating for a relatively short period, and that performance over longer periods would be more meaningful.

The Board also considered the overall quality of services provided by Investment Advisor to the Funds.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Funds.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure and compliance procedures. The Board and the Independent Trustees concluded that based on the various factors they had reviewed the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund are satisfactory.

Advisory Fee and Expense Ratio
With respect to the advisory fees and expenses paid by the Funds, the Trustees observed the meeting materials indicated as follows:

•	The investment advisory fees (gross of fee waivers) paid by the Dividend Growth Fund were the same as the Expense Peer Group median and slightly above the Large Blend Expense Universe median (by six basis points), and the Fund’s total expenses (net of fee waivers) were below the Expense Peer Group median but above the Expense Universe median by 19 basis points. The Board noted, however, that the Fund had less than $300,000 in assets as of June 30, 2014, and was significantly smaller than the average asset size of funds in the Expense Universe.
•	The investment advisory fees (gross of fee waivers) paid by the Growth Opportunity Fund were below the Expense Peer Group median and the same as the Mid-Cap Growth Expense Universe median, and the Fund’s total expenses (net of fee waivers) were the same as the Expense Peer Group median and above the Expense Universe median by 16 basis points. The Board noted, however, that the Fund had less than $100,000 in assets as of June 30, 2014, and was significantly smaller than the average asset size of funds in the Expense Universe.

The Trustees also noted that at each Fund’s current asset levels the fees charged by the Investment Advisor to each Fund are lower than the Investment Advisor’s published fees for separate accounts managed using strategies similar to those of the Fund. The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to each Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to each Fund for the year ended June 30, 2014, noting that the Investment Advisor had waived its entire advisory fee and subsidized certain of the Fund’s operating expenses during the year.  The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds (other than investment advisory fees paid to the Investment Advisor), including research made available to it by broker-dealers providing execution services to the Funds, and the intangible benefits of its association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. They also noted that although there were no advisory fee breakpoints with respect to any of the Funds, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Funds’ assets grow.

Oak Ridge Dividend Growth Fund and Oak Ridge Growth Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement and approval of the New Agreement is in the best interests of each Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement and approved the New Agreement with respect to each Fund.

Oak Ridge Funds
EXPENSE EXAMPLES
For the Six Months Ended November 30, 2014 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A only); and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2014 to November 30, 2014.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dividend Growth		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		6/1/14	11/30/14	6/1/14 – 11/30/14
Class A	Actual Performance	$1,000.00	$1,085.80	$6.53
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.80	6.32
Class I	Actual Performance	1,000.00	1,087.50	5.23
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.06	5.06

*
Expenses are equal to the Fund’s annualized expense ratios of 1.25% and 1.00% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period).  The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Oak Ridge Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended November 30, 2014 (Unaudited)

Growth Opportunity		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		6/1/14	11/30/14	6/1/14 – 11/30/14
Class A	Actual Performance	$1,000.00	$1,077.60	$7.29
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.05	7.08
Class I	Actual Performance	1,000.00	1,078.60	5.99
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.30	5.82

*
Expenses are equal to the Fund’s annualized expense ratios of 1.40% and 1.15% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratio reflects an expense waiver.  Assumes all dividends and distributions were reinvested.

Oak Ridge Dividend Growth Fund
Oak Ridge Growth Opportunity Fund
Each a series of Investment Managers Series Trust

Advisor
Oak Ridge Investments, LLC
10 South LaSalle Street
Chicago, Illinois 60603

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Oak Ridge Dividend Growth Fund - Class A	ORDAX	46141P 727
Oak Ridge Dividend Growth Fund - Class I	ORDNX	46141P 719
Oak Ridge Growth Opportunity Fund - Class A	OGOAX	46141P 693
Oak Ridge Growth Opportunity Fund - Class I	OGOIX	46141P 685

Privacy Principles of the Oak Ridge Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.
Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Oak Ridge Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (855) 551-5521 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (855) 551-5521 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.
Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Oak Ridge Funds
P.O. Box 2175
Milwaukee, Wisconsin 53201
Toll Free: (855) 551-5521

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	2/6/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	2/6/2015

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	2/6/2015